Convertible Promissory Note (‘Notes’) (Details) - Schedule of Convertible Promissory Note (‘Notes’) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Convertible Promissory Note (‘Notes’) [Abstract]
Notes		$ 10,944,727
Total		$ 10,944,727